Goodwill (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 14,049	$ 14,211
Electrical Products [Member]
Goodwill [Line Items]
Goodwill	5,787	5,874
Electrical Systems and Services [Member]
Goodwill [Line Items]
Goodwill	5,486	5,531
Hydraulics [Member]
Goodwill [Line Items]
Goodwill	1,383	1,404
Aerospace [Member]
Goodwill [Line Items]
Goodwill	1,038	1,045
Vehicle [Member]
Goodwill [Line Items]
Goodwill	$ 355	$ 357